Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 526,056	$ 617,004
Due to related parties	48,962	42,433
Lease liability	53,142
Total	628,160	659,437
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	526,056	617,004
Due to related parties	48,962	42,433
Lease liability	36,726
Total	611,744	659,437
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability	16,416
Total	$ 16,416